Document and Entity Information	May 01, 2025
Prospectus:
Entity Central Index Key	0001415726
Document Type	497
Document Creation Date	May 01, 2025
Document Effective Date	May 01, 2025
Prospectus Date	May 01, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator Growth-100 Power Buffer ETF - May | Innovator Growth-100 Power Buffer ETF - May
Prospectus:
Trading Symbol	NMAY